Share capital, share premium and other reserves (Tables)	12 Months Ended
Dec. 31, 2024
Share capital, share premium and other reserves
Summary of Share capital and share premium

		At 31 December 2024	At 31 December 2023
Ordinary shares at £0.01 each	Number	9,083,725,919	9,234,573,831
Share capital	£'000	90,837	92,346

Summary of other reserves

The analysis of other reserves is as follows:

	Cumulative translation reserve £m	EBT shares reserve[1] £m	Treasury shares reserve £m	Capital redemption reserve £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m
As at 1 January 2023	1,046	–	–	–	150	(11,687)	(10,491)
Other comprehensive income	–	–	–	–	12	–	12
Amount reclassified to income statement	–	–	–	–	(23)	–	(23)
Purchase of shares by employee benefit trust	–	(38)	–	–	–	–	(38)
Exchange movements on overseas net assets	(420)	–	–	–	–	–	(420)
As at 31 December 2023	626	(38)	–	–	139	(11,687)	(10,960)
Other comprehensive income	–	–	–	–	(26)	–	(26)
Shares transferred to employees	–	41	–	–	–	–	41
Repurchase of ordinary shares and capital reduction	–	–	–	1	–	–	1
Purchase of shares by employee benefit trust	–	(5)	–	–	–	–	(5)
Purchase of treasury shares	–	–	(116)	–	–	–	(116)
Exchange movements on overseas net assets	(132)	–	–	–	–	–	(132)
As at 31 December 2024	494	(2)	(116)	1	113	(11,687)	(11,197)

1	Shares owned through an EBT. The total number of shares held in connection with employee share schemes as at 31 December 2024 was 0.6m.

The cumulative translation exchange in equity is attributable to:

	Retained earnings	Non-controlling interests	Total cumulative translation exchange
	£m	£m	£m
As at 1 January 2023	1,046	6	1,052
Exchange movements on overseas net assets	(420)	(7)	(427)
As at 31 December 2023	626	(1)	625
Exchange movements on overseas net assets	(132)	(2)	(134)
As at 31 December 2024	494	(3)	491